UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Short-Term Bond Fund of AmericaSM
Investment portfolio

May 31, 2009
unaudited

Bonds & notes — 76.42%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 42.90%
U.S. Treasury 3.50% 2009	$1,000	$1,017
U.S. Treasury 6.00% 2009	4,000	4,048
U.S. Treasury 0.875% 2010[1,2]	11,225	11,238
U.S. Treasury 1.25% 2010	20,000	20,173
U.S. Treasury 2.00% 2010	30,000	30,568
U.S. Treasury 2.00% 2010	10,000	10,120
U.S. Treasury 2.875% 2010	5,000	5,127
U.S. Treasury 4.375% 2010	10,000	10,560
U.S. Treasury 4.50% 2010	16,000	16,888
U.S. Treasury 4.75% 2010	12,000	12,369
U.S. Treasury 5.75% 2010	35,000	37,193
U.S. Treasury 6.50% 2010	20,000	20,861
U.S. Treasury 0.875% 2011	20,000	20,039
U.S. Treasury 1.125% 2011	20,000	19,980
U.S. Treasury 1.75% 2011	15,000	15,223
U.S. Treasury 4.625% 2011	10,000	10,800
U.S. Treasury 4.625% 2011	9,000	9,787
U.S. Treasury 4.875% 2011	25,000	26,894
U.S. Treasury 5.125% 2011	10,000	10,863
U.S. Treasury 1.375% 2012	95,000	95,286
U.S. Treasury 4.625% 2012	5,000	5,455
U.S. Treasury 4.75% 2012	30,000	32,985
U.S. Treasury 1.50% 2013	25,000	24,283
U.S. Treasury 2.00% 2013	50,000	49,690
U.S. Treasury 2.75% 2013	13,000	13,487
U.S. Treasury 3.125% 2013	32,000	33,424
U.S. Treasury 3.125% 2013	10,000	10,458
U.S. Treasury 3.375% 2013	20,000	21,159
U.S. Treasury 3.375% 2013	10,000	10,584
U.S. Treasury 3.50% 2013	11,000	11,698
U.S. Treasury 3.875% 2013	25,000	26,936
U.S. Treasury 1.875% 2014	80,000	78,584
U.S. Treasury 11.75% 2014	5,000	5,255
U.S. Treasury 12.50% 2014	10,000	10,250
Fannie Mae 1.75% 2011	35,000	35,445
Fannie Mae 3.625% 2011	10,000	10,516
Fannie Mae 5.50% 2011	2,000	2,158
Fannie Mae 6.00% 2011	16,000	17,509
Fannie Mae 2.00% 2012	40,000	40,455
Fannie Mae 6.125% 2012	12,000	13,486
Fannie Mae 2.75% 2014	30,000	30,043
Federal Home Loan Bank 2.25% 2009	4,000	4,024
Federal Home Loan Bank 2.50% 2009	5,000	5,028
Federal Home Loan Bank 2.56% 2009	3,000	3,011
Federal Home Loan Bank 2.72% 2009	5,000	5,036
Federal Home Loan Bank 4.375% 2009	3,500	3,538
Federal Home Loan Bank 5.25% 2009	3,000	3,026
Federal Home Loan Bank 3.375% 2010	10,000	10,350
Federal Home Loan Bank 3.625% 2010	10,000	10,418
Federal Home Loan Bank 7.625% 2010	3,760	4,006
Federal Home Loan Bank 2.875% 2011	10,000	10,302
Federal Home Loan Bank 3.375% 2011	5,000	5,223
Federal Home Loan Bank 5.60% 2011	5,000	5,432
Federal Home Loan Bank 2.25% 2012	20,000	20,328
Federal Home Loan Bank 4.625% 2012	10,000	10,865
Federal Home Loan Bank 3.625% 2013	30,000	31,187
Freddie Mac 4.125% 2009	5,000	5,094
Freddie Mac 2.875% 2010	34,570	35,612
Freddie Mac 5.25% 2011	10,000	10,845
Freddie Mac 1.75% 2012	25,000	24,991
Freddie Mac 2.50% 2014	15,000	14,790
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 1.499% 2012[3]	25,000	25,131
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	12,250	12,757
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 1.416% 2012[3]	15,000	15,115
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	20,306
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	25,000	25,308
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,084
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	3,000	3,030
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	25,000	25,261
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	25,000	25,363
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	18,000	18,559
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	4,165	4,199
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,157
Federal Agricultural Mortgage Corp. 3.875% 2011	3,000	3,172
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	7,000	7,506
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,031
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.378% 2013[3]	8,000	7,988
Private Export Funding Corp. 4.974% 2013	5,000	5,510
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	3,000	3,121
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	2,000	2,025
		1,330,623

MORTGAGE-BACKED OBLIGATIONS[5] — 14.07%
Fannie Mae 4.00% 2019	42,165	42,678
Fannie Mae 4.00% 2019	20,000	20,372
Fannie Mae 4.00% 2019	15,000	15,284
Fannie Mae 4.50% 2020	9,199	9,512
Fannie Mae 4.50% 2020	4,791	4,963
Fannie Mae 4.50% 2020	4,031	4,175
Fannie Mae 4.50% 2021	28,749	29,681
Fannie Mae 4.50% 2021	4,009	4,139
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	641	659
Fannie Mae 5.00% 2023	8,690	9,000
Fannie Mae 5.00% 2023	5,624	5,790
Fannie Mae 5.00% 2023	3,796	3,908
Fannie Mae 5.00% 2023	2,740	2,838
Fannie Mae 5.00% 2023	2,226	2,306
Fannie Mae 5.00% 2023	1,927	1,995
Fannie Mae 5.00% 2023	1,849	1,915
Fannie Mae 5.00% 2023	1,710	1,771
Fannie Mae 5.50% 2023	16,309	17,059
Fannie Mae 5.50% 2023	11,434	11,959
Fannie Mae 6.00% 2023	8,955	9,469
Fannie Mae 6.00% 2023	1,105	1,168
Fannie Mae 4.00% 2024	29,518	29,776
Fannie Mae 4.00% 2024	10,000	10,093
Fannie Mae 5.50% 2024	4,550	4,761
Fannie Mae 6.00% 2024	7,265	7,666
Fannie Mae 6.00% 2024	5,512	5,827
Fannie Mae 5.281% 2037[3]	2,697	2,815
Fannie Mae 6.161% 2037[3]	1,663	1,743
Fannie Mae 6.777% 2037[3]	995	1,045
Fannie Mae 4.945% 2038[3]	4,472	4,639
Fannie Mae 5.204% 2038[3]	3,981	4,155
Fannie Mae 5.461% 2038[3]	5,130	5,377
Freddie Mac 5.604% 2036[3]	14,071	14,704
Freddie Mac 5.45% 2037[3]	2,424	2,523
Freddie Mac 5.683% 2037[3]	2,375	2,482
Freddie Mac 5.714% 2037[3]	1,960	2,061
Freddie Mac 5.791% 2037[3]	2,386	2,498
Freddie Mac 5.849% 2037[3]	606	635
Freddie Mac 5.894% 2037[3]	4,486	4,693
Freddie Mac 6.008% 2037[3]	3,675	3,844
Freddie Mac 6.225% 2037[3]	2,344	2,467
Freddie Mac 6.239% 2037[3]	529	553
Freddie Mac 5.183% 2038[3]	3,843	3,989
Freddie Mac 5.202% 2038[3]	3,529	3,655
Freddie Mac 5.53% 2038[3]	5,316	5,558
Freddie Mac 5.587% 2038[3]	242	253
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	2,912	2,913
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	982	975
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	431	430
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,797	1,721
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,250	1,141
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.316% 2037[3]	1,731	1,601
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	3,190	3,101
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	608	606
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,500	2,225
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,825	1,860
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,500	2,530
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,976	2,032
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	922	912
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,000	1,985
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	116	114
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-1, 4.367% 2039	138	137
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040[3]	1,000	1,005
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 0.771% 2018[3,4]	4,000	3,954
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 2018[4]	4,000	4,322
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	2,783	2,824
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	3,667	3,809
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	3,618	3,526
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,500	2,510
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[4]	5,000	5,260
Bank of America 5.50% 2012[4]	5,000	4,946
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	925
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 2032[3]	4,000	3,793
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	402	401
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[3]	1,550	1,436
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[3]	2,700	2,559
DEPFA ACS Bank 4.75% 2010	3,980	3,772
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	652	668
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,717	1,752
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	1,300	1,269
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	1,193	1,190
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 2042[3]	1,000	875
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-1, 5.203% 2045	978	979
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.429% 2046[3]	3,402	3,043
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	1,794	1,727
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	1,281	1,315
HBOS Treasury Services PLC 5.00% 2011[4]	3,000	2,997
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A-2, 4.10% 2038	357	352
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	974	966
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-4, 4.547% 2041	1,750	1,645
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	2,701	2,790
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	229	218
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045[3]	590	563
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	2,000	1,982
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	1,763	1,780
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-1, 4.446% 2042	3	3
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	500	498
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[3]	388	380
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.726% 2049[3]	1,926	1,933
J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A-1-A, 5.44% 2036[3]	209	186
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 3-A-1, 5.91% 2036[3]	2,348	1,255
J.P. Morgan Alternative Loan Trust, Series 2006-A3, Class 2-A-1, 6.06% 2036[3]	821	401
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.051% 2036[3]	1,592	977
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.30% 2037[3]	1,610	838
Nationwide Building Society, Series 2007-2, 5.50% 2012[4]	1,500	1,425
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,375	1,241
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	509	504
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	500	493
IndyMac INDX Mortgage Loan Trust, Series 2005-AR5, Class 1-A-1, 3.824% 2035[3]	1,108	570
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class III-A-1, 5.82% 2036[3]	1,002	551
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.442% 2019[3,4]	575	522
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	446	436
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.986% 2036[3]	360	278
		436,380

CORPORATE BONDS & NOTES — 12.42%
Financials — 2.87%
US Bank NA 6.375% 2011	8,000	8,507
US Bank NA 4.95% 2014	2,000	2,019
Berkshire Hathaway Finance Corp. 4.60% 2013	6,625	6,851
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,163
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,068
TIAA Global Markets 4.95% 2013[4]	5,500	5,617
Northern Trust Corp. 5.20% 2012	1,000	1,037
Northern Trust Corp. 5.50% 2013	4,200	4,388
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[4]	1,375	1,342
Westfield Group 5.40% 2012[4]	4,000	3,841
Credit Suisse Group AG 5.50% 2014	5,000	5,055
New York Life Global Funding 5.25% 2012[4]	4,500	4,555
Merrill Lynch & Co., Inc., Series C, 1.501% 2012[3]	1,000	873
Bank of America Corp. 5.375% 2012	2,000	1,941
Countrywide Financial Corp., Series B, 5.80% 2012	1,500	1,506
JPMorgan Chase & Co. 5.60% 2011	2,000	2,109
JPMorgan Chase & Co. 5.375% 2012	2,000	2,091
Allstate Life Global Funding Trust, Series 2008-1, 1.264% 2010[3]	2,000	1,982
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,075
American Honda Finance Corp. 1.404% 2010[3,4]	4,000	3,955
Jackson National Life Global 5.375% 2013[4]	3,750	3,392
Monumental Global Funding 5.50% 2013[4]	2,995	2,826
Prudential Financial, Inc., Series D, 5.10% 2011	1,000	998
Prudential Financial, Inc., Series B, 4.75% 2014	2,000	1,802
Principal Life Insurance Co. 6.25% 2012[4]	2,600	2,625
American Express Co. 4.75% 2009	1,500	1,500
American Express Centurion Bank 5.55% 2012	1,000	983
Metropolitan Life Global Funding I, 5.125% 2013[4]	2,000	1,976
Citigroup Inc. 5.50% 2013	2,000	1,920
Hartford Life Insurance Co. 1.231% 2012[3]	2,000	1,720
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	1,674
Lincoln National Corp. 5.65% 2012	1,000	880
Marshall & Ilsley Corp. 1.536% 2012[3]	1,000	656
		88,927

Health care — 2.52%
Pfizer Inc. 4.45% 2012	20,000	21,209
Roche Holdings Inc. 4.50% 2012[4]	15,000	15,475
Roche Holdings Inc. 5.00% 2014[4]	5,000	5,272
Novartis Capital Corp. 4.125% 2014	15,000	15,373
Eli Lilly and Co. 3.55% 2012	4,250	4,386
Eli Lilly and Co. 4.20% 2014	5,000	5,143
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,331
Aetna Inc. 5.75% 2011	1,753	1,839
AstraZeneca PLC 5.40% 2012	1,000	1,079
		78,107

Energy — 1.92%
Shell International Finance B.V. 4.00% 2014	20,000	20,685
BP Capital Markets PLC 1.526% 2010[3]	3,000	3,010
BP Capital Markets PLC 3.125% 2012	10,000	10,202
BP Capital Markets PLC 5.25% 2013	2,000	2,124
BP Capital Markets PLC 3.875% 2015	5,000	4,969
Chevron Corp. 3.95% 2014	15,000	15,375
ConocoPhillips 4.75% 2014	3,000	3,142
		59,507

Consumer staples — 1.18%
Procter & Gamble Co. 4.60% 2014	10,000	10,547
Coca-Cola Co. 3.625% 2014	10,000	10,087
Avon Products, Inc. 5.625% 2014	5,000	5,298
Diageo Capital PLC 7.375% 2014	4,000	4,450
Walgreen Co. 4.875% 2013	4,000	4,231
PepsiCo, Inc. 4.65% 2013	2,000	2,108
		36,721

Telecommunication services — 1.10%
Verizon Global Funding Corp. 7.25% 2010	1,000	1,071
Verizon Communications Inc. 3.75% 2011[4]	14,500	14,801
Verizon Communications Inc. 7.375% 2013[4]	5,000	5,616
Verizon Communications Inc. 5.55% 2014[4]	2,000	2,117
AT&T Inc. 4.95% 2013	7,500	7,762
Singapore Telecommunications Ltd. 6.375% 2011[4]	2,500	2,724
		34,091

Utilities — 0.92%
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2009-B, 4.15% 2014	16,250	16,556
Southern Co., Series 2008-A, 1.485% 2010[3]	2,000	2,012
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	3,967
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,050
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,841
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,000	2,077
		28,503

Industrials — 0.70%
Honeywell International Inc. 3.875% 2014	8,400	8,559
Canadian National Railway Co. 4.95% 2014	5,000	5,176
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,027
Caterpillar Financial Services Corp., Series F, 4.85% 2012	2,000	2,019
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	983
Raytheon Co. 5.375% 2013	2,000	2,054
		21,818

Information technology — 0.68%
Hewlett-Packard Co. 2.25% 2011	7,000	7,049
Hewlett-Packard Co. 2.95% 2012	10,000	10,140
International Business Machines Corp. 1.653% 2011[3]	3,000	3,017
Cisco Systems, Inc. 5.25% 2011	1,000	1,062
		21,268

Consumer discretionary — 0.53%
Stanford University 3.625% 2014	7,000	7,013
Walt Disney Co. 4.70% 2012	1,500	1,580
Walt Disney Co. 4.50% 2013	5,000	5,181
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,604
		16,378

Total corporate bonds & notes		385,320

ASSET-BACKED OBLIGATIONS[5] — 5.28%
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	17,140	18,389
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	1,025	1,044
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	10,969	11,498
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	2,000	2,033
CarMax Auto Owner Trust, Series 2007-3, Class A-3a, 5.19% 2011	1,947	1,976
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	3,000	3,049
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	5,087
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	5,479	5,624
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	3,000	3,176
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	168	169
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-1, 4.85% 2011	16	16
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	360	367
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	2,275	2,369
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,400	5,639
Citibank Credit Card Issuance Trust, Class 2004-A7, 0.751% 2013[3]	2,000	1,932
Citibank Credit Card Issuance Trust, Class 2001-A7, 1.018% 2013[3]	2,000	1,926
Citibank Credit Card Issuance Trust, Series 2006, Class A4, 5.45% 2013	585	615
Citibank Credit Card Issuance Trust, Class 2007-A7, 0.666% 2014[3]	3,000	2,897
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	5,249	5,275
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	1,500	1,529
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-1, 4.98% 2012	3,076	3,113
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2013	3,000	3,163
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	374	371
Triad Automobile Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.42% 2013	2,056	2,004
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	3,924	3,717
Chase Issuance Trust, Series 2007-A9, Class A, 0.374% 2014[3]	3,000	2,896
Chase Issuance Trust, Series 2008-13, Class A, 2.82% 2015[3]	3,000	3,001
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	5,750	5,654
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	2,000	1,997
DaimlerChrysler Auto Trust, Series 2008-B, Class A-3a, 4.71% 2012	3,000	3,026
BA Credit Card Trust, Series 2006-6, Class A, 0.374% 2013[3]	4,000	3,867
BA Credit Card Trust, Series 2006-A16, Class A, 4.72% 2013	900	925
Discover Card Master Trust I, Series 2006-1, Class A2, 0.394% 2013[3]	4,750	4,583
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	4,256
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	2,000	2,076
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.394% 2015[3,4]	2,000	1,903
CL&P Funding LLC, Series 2001-1, Class A-5, 6.21% 2011	3,753	3,894
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	3,884
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.494% 2014[3]	2,000	1,932
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.404% 2015[3]	2,000	1,865
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,500	3,587
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	3,500	3,229
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	833	846
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	1,500	1,540
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	2,007
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[4]	1,500	1,159
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	1,000	842
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	1,825	1,974
Consumers Funding LLC, Series 2001-1, Class A-4, 4.98% 2012	50	51
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,525	1,627
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	1,607	1,652
BMW Vehicle Lease Trust, Series 2007-1, Class A-3B, 0.584% 2013[3]	1,596	1,591
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	1,542	1,562
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,462
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	1,500	1,368
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	1,206	1,268
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	1,142	1,142
Capital One Multi-asset Execution Trust, Series 2006-2, Class A, 4.85% 2013	825	850
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	1,000	833
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	778	795
Boston Edison Co., Series 1999-1, Class A-5, 7.03% 2012	500	515
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	349	344
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	210	220
Specialty Underwriting and Residential Finance Trust, Series 2005-AB3, Class A-2B, 0.559% 2036[3]	256	196
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[3]	1,500	154
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[4]	133	104
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A-2, 4.49% 2035[3]	55	51
		163,706

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 1.55%
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 2012[4]	18,000	17,932
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 2012[4]	15,000	15,087
International Bank for Reconstruction and Development 0.989% 2010[3]	10,000	10,018
France Government Agency-Guaranteed, Société Finance 3.375% 2014[4]	5,000	4,929
		47,966

MUNICIPALS — 0.20%
State of Georgia, Municipal Electric Authority Project One Bonds, Taxable Series 2009-A, 5.00% 2012	3,000	3,155
State of Wisconsin, General Fund Annual Appropriation Refunding Bonds, Series 2008-A, FSA insured, 3.479% 2011	3,000	3,036
		6,191

Total bonds & notes (cost: $2,347,737,000)		2,370,186

Short-term securities — 24.59%

U.S. Treasury Bills 0.17%–0.41% due 7/2–9/15/2009	130,000	129,966
Canada Bills 0.17%–0.50% due 6/4–7/10/2009	43,300	43,294
Caisse d’Amortissement de la Dette Sociale 0.42%–0.85% due 8/18–8/21/2009	35,800	35,784
Abbott Laboratories 0.21% due 6/30–7/27/2009[4]	31,000	30,994
Merck & Co. Inc. 0.25% due 7/24/2009	30,100	30,094
Fannie Mae 0.60% due 6/17/2009	30,000	29,996
Unilever Capital Corp. 0.21%–0.23% due 6/15–7/1/2009[4]	30,000	29,991
Federal Home Loan Bank 0.16%–0.24% due 7/28–9/1/2009	30,000	29,986
Becton, Dickinson and Co. 0.20% due 6/5/2009	26,400	26,399
Westpac Banking Corp. 0.60% due 6/3/2009[4]	25,000	24,998
Chevron Corp. 0.22% due 6/30/2009	25,000	24,995
Pfizer Inc 0.22%–0.23% due 6/29–7/21/2009[4]	25,000	24,995
Microsoft Corp. 0.17% due 7/15/2009[4]	25,000	24,995
Private Export Funding Corp. 0.36% due 7/9/2009[4]	25,000	24,990
Calyon North America Inc. 0.48% due 7/2/2009	24,300	24,290
Jupiter Securitization Co., LLC 0.35% due 6/17/2009[4]	12,500	12,498
Park Avenue Receivables Co., LLC 0.35% due 6/24/2009[4]	11,500	11,497
Bank of America Corp., FDIC insured, 0.45% due 6/8/2009	22,300	22,299
Coca-Cola Co. 0.30% due 7/13/2009[4]	21,700	21,693
Siemens Capital Co. LLC 0.23% due 6/26/2009[4]	20,000	19,997
Thunder Bay Funding, LLC 0.20% due 6/2/2009[4]	17,895	17,895
KfW 0.20% due 6/5/2009[4]	15,600	15,600
Nestlé Capital Corp. 0.20% due 7/29/2009[4]	15,400	15,397
Bank of Nova Scotia 0.20% due 6/18/2009	15,000	14,998
General Electric Capital Corp. 0.18% due 6/1/2009	12,900	12,900
BNP Paribas Finance Inc. 0.25% due 6/29/2009	10,600	10,598
NetJets Inc. 0.20% due 6/17/2009[4]	10,000	9,999
Kimberly-Clark Worldwide Inc. 0.19% due 6/22/2009[4]	10,000	9,999
BP Capital Markets PLC 0.43% due 7/13/2009[4]	10,000	9,997
Wells Fargo & Co. 0.20% due 6/23/2009	7,400	7,399
International Bank for Reconstruction and Development 0.22% due 7/16/2009	5,800	5,798
Medtronic Inc. 0.20% due 7/7/2009[4]	5,000	4,999
Freddie Mac 0.45% due 6/24/2009	3,300	3,299

Total short-term securities (cost: $762,523,000)		762,629

Total investment securities (cost: $3,110,260,000)		3,132,815
Other assets less liabilities		(31,201)

Net assets		$3,101,614

1 Index-linked bond whose principal amount moves with a government retail price index.
2 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $11,238,000, which represented .36% of the net assets of the fund.
3 Coupon rate may change periodically.
4 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified buyers. The total value of all such securities was $467,565,000, which represented 15.07% of the net assets of the fund.
5 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2009, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$37,944
Gross unrealized depreciation on investment securities	(15,549)
Net unrealized appreciation on investment securities	22,395
Cost of investment securities for federal income tax purposes	3,110,420

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-948-0709O-S22869

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA, INC.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 29, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: July 29, 2009